Income Taxes - Additional Information (Detail) (JPY ¥)					12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2014 Japan	Mar. 31, 2014 United States	Mar. 31, 2014 United Kingdom	Mar. 31, 2014 Parent Company
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 1,414,000,000,000							¥ 868,000,000,000
Unrecognized tax benefits, interest and penalties	699,000,000	563,000,000	802,000,000
Unrecognized tax benefits	¥ 1,691,000,000	¥ 1,454,000,000	¥ 2,160,000,000	¥ 1,829,000,000
Open tax year					2006	2002	2002